Supplement to the Prospectuses for the
Lincoln Variable Insurance Products Trust
Dated May 1, 2011

LVIP American Balanced Allocation Fund
LVIP American Income Allocation Fund
LVIP American Growth Allocation Fund
(each a “Fund”, and collectively, the “Funds”)

This Supplement updates certain information in the above-dated Prospectuses for each of the Funds. You may obtain copies of the Funds’ Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to correct the Acquired Fund Fees and Expenses (AFFE) of the Funds to reflect the estimated AFFE for the entire current fiscal year.  (The Prospectuses for the Funds dated May 1, 2011 had estimated the AFFE based on the actual expenses for the prior partial fiscal year since inception.)  AFFE consists of fees and expenses incurred indirectly by the Funds as a result of investment in shares of one or more acquired funds.  The updated AFFE resulted in a change to the Total Annual Fund Operating Expenses, Net Expenses and Example as reflected in this Supplement.

The “Annual Fund Operating Expenses” tables, the “Expense Example” tables, and the accompanying footnotes that appear in the “Fees and Expenses” section on page 1 of each of the Funds’ Prospectuses are to be deleted and replaced with the following:

LVIP American Balanced Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses1	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE) 1	0.42%	0.42%
Total Annual Fund Operating Expenses2	0.74%	1.09%
Less Fee Waiver3	(0.05%)	(0.05%)
Net Expenses (After Fee Waiver)	0.69%	1.04%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

Expense Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$70	$232	n/a	n/a
Service Class	$106	$342	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

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LVIP American Income Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses1	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE) 1	0.41%	0.41%
Total Annual Fund Operating Expenses2	0.81%	1.16%
Less Fee Waiver and Expense Reimbursement3	(0.10%)	(0.10%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.71%	1.06%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.  LIA has also contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expense (excluding acquired fund fees and expenses) exceeds 0.30% of average daily net assets of the fund (Service Class at 0.65%).  The agreement will continue at least through April 30, 2012.

Expense Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$73	$249	n/a	n/a
Service Class	$108	$359	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

LVIP American Growth Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses1	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE) 1	0.43%	0.43%
Total Annual Fund Operating Expenses2	0.74%	1.09%
Less Fee Waiver3	(0.05%)	(0.05%)
Net Expenses (After Fee Waiver)	0.69%	1.04%

1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

Expense Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the time period shown below. Your actual costs may be higher

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or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years1	10 years1
Standard Class	$70	$232	n/a	n/a
Service Class	$106	$342	n/a	n/a

1Only one-year and three-year expenses are shown since the fund is new.  The fund will have expenses beyond year three.

This Supplement is dated June 9, 2011.

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